Restricted Cash	3 Months Ended
Mar. 31, 2017
Cash and Cash Equivalents [Abstract]
Restricted Cash

NOTE 3. RESTRICTED CASH

Restricted cash consists of the following:

	December 31,		March 31, 2017
	2015	2016
			(Unaudited)
Insurance premium escrow	$–	$194,123	$209,396
Billboard replacement reserve	–	84,970	99,970

	$–	$279,093	$309,366

At December 31, 2016 deposit on business acquisition consists of $2,950,000 deposited to the seller’s escrow account for the acquisition of billboard structures and related assets from Clear Channel Outdoor, Inc. (See Note 6.)